FINANCIAL OBLIGATIONS - Borrowings from banks and others - Additional information (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of deposits from financial obligations [abstract]
Borrowings from banks and others due over 12 months	$ 9,820,699	$ 11,586,737
Borrowings from development entities due over 12 months	$ 3,829,301	$ 4,083,085